Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

The Company states intangible assets at cost less accumulated amortization.

	June 30, 2026	December 31, 2025

License	$235,223	$228,587
Computer software	2,440	2,560
Less: accumulated amortization	(213,745)	(186,032)
Intangible assets, net	$23,918	$45,115

Amortization expenses were $21,762 and $20,750 for the six months ended June 30, 2026 and 2025, respectively.

The estimated future amortization expenses are as follows:

Six Months ending June 30,	Estimated Amortization Expense

2026	$19,172
2027	793
2028	468
2029	305
2030	305
2031 and thereafter	2,875
Total	$23,918